                                                                                                                                                        December 23, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

                        RE:      The Dreyfus/Laurel Funds, Inc. (the “Registrant”)

                  -Dreyfus Core Equity Fund

Registration Statement File Nos. 811-5202; 33-16338

Dear Sir or Madam,

Transmitted for filing is one (1) copy of an EDGARized version of Post-Effective Amendment No. 120 to the above-referenced Registrant’s Registration Statement on Form N-1A (the “Fund”). The Prospectus and the Statement of Additional Information have been marked to show changes from Post-Effective Amendment No. 118, which was filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(a) on October 22, 2010 and Part C has been marked to show changes from Post-Effective Amendment No. 119, which was filed with the SEC pursuant to Rule 485(a) on December 20, 2010.

            This Post-Effective Amendment No. 120 is scheduled to be effective on December 30, 2010. In conformity with Rule 485(b), we have also transmitted a copy of a letter from K&L Gates LLP, counsel to the Fund.

Please address any comments or questions to my attention at (212) 922-6906.

Sincerely,

                                                                                                /s/Liliana Holguin
                                                                                                Liliana Holguin

                                                                                                Paralegal